Summary of the impaired loans by loan type (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Unpaid Contractual Principal Balance
Commercial and industrial			$ 5,839
Commercial
Commercial and industrial			5,839
Non-farm, non-residential real estate			4,378
Construction and development			870
Other commercial			3,238
Commercial total			14,325
Retail
Single family residential			1,388
Retail total			1,388
Total impaired loans			15,713
Commercial
Commercial and industrial		2,036
Non-farm, non-residential real estate		3,613
Construction and development		682
Other commercial		3,124
Commercial total		9,455
Retail
Single family residential		1,237
Retail total		1,237
Total impaired loans		10,692
Commercial
Commercial and industrial	2,190
Non-farm, non-residential real estate	3,236
Construction and development	461
Other commercial	3,834
Commercial total	9,721
Retail
Single family residential	1,121
Other retail	11
Retail total	1,132
Total impaired loans	10,853
Recorded investment with no allowance
Commercial and industrial			738
Commercial
Commercial and industrial			738
Non-farm, non-residential real estate			2,986
Commercial total			3,724
Retail
Single family residential			142
Retail total			142
Total impaired loans			3,866
Commercial
Commercial and industrial		1,076
Non-farm, non-residential real estate		2,417
Other commercial		3,124
Commercial total		6,617
Retail
Single family residential		402
Retail total		402
Total impaired loans		7,019
Commercial
Commercial and industrial	1,338
Non-farm, non-residential real estate	1,155
Construction and development	461
Other commercial	3,310
Commercial total	6,264
Retail
Single family residential	568
Retail total	568
Total impaired loans	6,382
Recorded Investment with allowance
Commercial and industrial			5,678
Commercial
Commercial and industrial			5,678
Non-farm, non-residential real estate			2,115
Construction and development			870
Commercial total			8,663
Retail
Single family residential			1,075
Retail total			1,075
Total impaired loans			9,738
Commercial
Commercial and industrial		328
Construction and development		682
Commercial total		1,010
Retail
Single family residential		613
Retail total		613
Total impaired loans		1,623
Commercial
Commercial and industrial	234
Non-farm, non-residential real estate	1,551
Other commercial	178
Commercial total	1,963
Retail
Single family residential	419
Other retail	11
Retail total	430
Total impaired loans	2,393
Total Recorded Investment
Commercial and industrial			5,446
Commercial
Commercial and industrial			5,446
Non-farm, non-residential real estate			4,573
Construction and development			870
Other commercial			1,498
Commercial total			12,387
Retail
Single family residential			1,217
Retail total			1,217
Total impaired loans			13,604
Commercial
Commercial and industrial		1,404
Non-farm, non-residential real estate		2,417
Construction and development		682
Other commercial		3,124
Commercial total		7,627
Retail
Single family residential		1,015
Retail total		1,015
Total impaired loans		8,642
Commercial
Commercial and industrial	1,572
Non-farm, non-residential real estate	2,706
Construction and development	461
Other commercial	3,488
Commercial total	8,227
Retail
Single family residential	987
Other retail	11
Retail total	998
Total impaired loans	9,225
Related Allowance
Commercial and industrial			601
Commercial
Commercial and industrial			601
Non-farm, non-residential real estate			307
Construction and development			203
Commercial total			1,111
Retail
Single family residential			131
Retail total			131
Total impaired loans			1,242
Commercial
Commercial and industrial		103
Construction and development		118
Other commercial		3,520
Commercial total		221
Retail
Single family residential		82
Retail total		82
Total impaired loans		303
Commercial
Commercial and industrial	16
Non-farm, non-residential real estate	282
Construction and development	44
Commercial total	342
Retail
Single family residential	118
Other retail	11
Retail total	129
Total impaired loans	471
Average Recorded Investment Year To Date
Commercial and industrial			5,069
Commercial
Commercial and industrial			5,069
Non-farm, non-residential real estate			5,232
Construction and development			941
Other commercial			1,527
Commercial total			12,769
Retail
Single family residential			1,269
Retail total			1,269
Total impaired loans			14,038
Commercial
Commercial and industrial		3,483
Non-farm, non-residential real estate		1,606
Construction and development		682
Other commercial		126
Commercial total		9,291
Retail
Single family residential		638
Retail total		39
Total impaired loans		9,291
Commercial
Commercial and industrial	1,620
Non-farm, non-residential real estate	2,819
Construction and development	556
Other commercial	3,704
Commercial total	8,699
Retail
Single family residential	1,044
Other retail	11
Retail total	1,097
Total impaired loans	9,796
Interest Received
Commercial and industrial			193
Commercial
Commercial and industrial			193
Non-farm, non-residential real estate			35
Construction and development			39
Other commercial			190
Commercial total			457
Retail
Single family residential			44
Retail total			44
Total impaired loans			501
Commercial
Commercial and industrial		74
Non-farm, non-residential real estate		83
Construction and development		35
Other commercial		279
Commercial total		318
Retail
Single family residential		39
Retail total		64
Total impaired loans		357
Commercial
Commercial and industrial	23
Non-farm, non-residential real estate	157
Construction and development	30
Other commercial	225
Commercial total	435
Retail
Single family residential	52
Retail total	52
Total impaired loans	487
Interest Accrued
Commercial and industrial			337
Commercial
Commercial and industrial			337
Non-farm, non-residential real estate			70
Construction and development			45
Other commercial			310
Commercial total			762
Retail
Single family residential			68
Retail total			68
Total impaired loans			830
Commercial
Commercial and industrial		259
Non-farm, non-residential real estate		78
Construction and development		40
Commercial total		656
Retail
Single family residential		64
Total impaired loans		720
Commercial
Commercial and industrial	134
Non-farm, non-residential real estate	168
Construction and development	30
Other commercial	241
Commercial total	573
Retail
Single family residential	55
Retail total	55
Total impaired loans	$ 628